INCOME TAXES (Schedule of Reconciliation of Effective Income Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net loss before provision for income taxes	$ (175,945)	$ (84,726)	$ (74,202)
PRC statutory tax rate	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ (43,986)	$ (21,182)	$ (18,551)
Expenses not deductible for tax purpose
Entertainment expenses exceeded the tax limit	91	158	300
Tax effect of impairment loss on property and equipment and intangible assets	12,539	0	0
Tax effect of other permanent differences	1,831	1,681	330
Changes in valuation allowance	28,815	22,200	9,276
Effect of preferential tax rates granted to PRC entities	670	642	14,404
Effect of income tax rate difference in other jurisdictions	673	984	662
Income tax expenses	$ 633	$ 4,483	$ 6,421
Effective tax rates	(0.40%)	(5.30%)	(8.70%)